Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Outstanding balances with related parties
Cash and cash equivalents	$ 1,825	$ 2,082
Accounts receivable	109	168
Dividends receivable and other assets	104	59
Supplier and contractors	127	172
Loans		944
Liabilities Financial instruments and other liabilities	707	531
Discontinued operations
Outstanding balances with related parties
Loans		1,118
Dividends receivable and other assets		32
Loans		1,385
Total
Outstanding balances with related parties
Cash and cash equivalents	1,825	2,082
Accounts receivable	109	168
Loans		1,118
Dividends receivable and other assets	104	91
Supplier and contractors	127	172
Loans		2,329
Liabilities Financial instruments and other liabilities	707	531
Joint Ventures
Outstanding balances with related parties
Accounts receivable	75	109
Dividends receivable and other assets	96	55
Supplier and contractors	70	121
Liabilities Financial instruments and other liabilities	393	235
Companhia Siderurgica do Pecem
Outstanding balances with related parties
Accounts receivable	74	109
Dividends receivable and other assets	39	36
Pelletizing companies
Outstanding balances with related parties
Dividends receivable and other assets	37	14
Supplier and contractors	13	37
Liabilities Financial instruments and other liabilities	393	235
MRS Logistica S.A.
Outstanding balances with related parties
Dividends receivable and other assets	19	5
Supplier and contractors	41	48
Other Joint Ventures
Outstanding balances with related parties
Accounts receivable	1
Dividends receivable and other assets	1
Supplier and contractors	16	36
Associates
Outstanding balances with related parties
Accounts receivable	18	45
Dividends receivable and other assets	3	2
Supplier and contractors	46	40
Liabilities Financial instruments and other liabilities	47	48
VLI
Outstanding balances with related parties
Accounts receivable	16	15
Supplier and contractors	6	7
Liabilities Financial instruments and other liabilities	47	48
Others
Outstanding balances with related parties
Accounts receivable	2	30
Dividends receivable and other assets	3	2
Supplier and contractors	40	33
Major stockholders
Outstanding balances with related parties
Cash and cash equivalents	1,825	2,082
Accounts receivable	4	2
Dividends receivable and other assets	5	2
Supplier and contractors	1
Loans		944
Liabilities Financial instruments and other liabilities	267	248
Bradesco
Outstanding balances with related parties
Cash and cash equivalents	1,746	1,518
Dividends receivable and other assets	5	2
Liabilities Financial instruments and other liabilities	265	248
Mitsui & Co., Ltd ("Mitsui")
Outstanding balances with related parties
Accounts receivable	4	2
Liabilities Financial instruments and other liabilities	2
BNDES
Outstanding balances with related parties
Loans		944
Other Major Stockholders
Outstanding balances with related parties
Supplier and contractors	1
Banco do Brasil
Outstanding balances with related parties
Cash and cash equivalents	79	564
Pension plan
Outstanding balances with related parties
Accounts receivable	12	12
Supplier and contractors	$ 10	$ 11